Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30, 2024	December 31, 2023
Eyewear	$5,676,332	$5,880,478
Automotive	944,047	1,190,899
Construction	1,600,735	1,976,067
Total inventories	8,221,114	9,047,444
Less reserve for obsolescence	(1,491,000)	(1,446,000)
Total inventories, net	$6,730,114	$7,601,444
Inventories as of December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Appliances	$1,447,368	$2,155,839
Eyewear	5,880,478	-
Automotive	1,190,899	934,683
Construction	1,976,067	1,519,345
Total inventories	10,494,812	4,609,867
Less reserve for obsolescence	(1,495,280)	(425,848)
Total inventories, net	$8,999,532	$4,184,019